Revenue (Details) - Schedule of Disaggregation of Revenue from Contracts with Customers - ZAR (R) R in Thousands		12 Months Ended
		Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Revenue from contracts with customers
Subscription revenue - Cartrack		R 3,522,816	R 3,003,931	R 2,565,745
Subscription revenue - Karooooo Logistics		12,989	6,141	2,420
Other revenue - Cartrack		90,879	72,709	71,055
Hardware sales		43,250	29,685	37,435
Installation revenue		29,186	29,278	21,321
Miscellaneous contract fees		18,443	13,746	12,299
Vehicle sales		274,787	250,845	67,310
Delivery service fees		304,040	173,441	39,621
Total revenue		4,205,511	3,507,067	2,746,151
Products and services transferred at a point in time [Member]
Timing of revenue recognition
Timing of revenue recognition		669,706	323,554	177,986
Services transferred over time [Member]
Timing of revenue recognition
Timing of revenue recognition		3,535,805	3,183,513	2,568,165
Total Revenue [Member]
Timing of revenue recognition
Timing of revenue recognition		4,205,511	3,507,067	2,746,151
South Africa [Member]
Primary geographical markets
Primary geographical markets		3,171,851	2,730,401	2,123,153
Africa-Other [Member]
Primary geographical markets
Primary geographical markets		144,020	131,077	101,019
Europe [Member]
Primary geographical markets
Primary geographical markets		347,628	257,078	229,671
Asia-Pacific, Middle East and USA [Member]
Primary geographical markets
Primary geographical markets	[1]	542,012	388,511	292,308
Primary geographical markets [Member]
Primary geographical markets
Primary geographical markets		R 4,205,511	R 3,507,067	R 2,746,151

[1]	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 132.4 million (2023: ZAR 105.6 million, 2022: ZAR 96.1 million).